STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																																							3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 20, 2021	Sep. 14, 2021	Sep. 08, 2021	Sep. 03, 2021	Aug. 30, 2021	Aug. 23, 2021	Aug. 16, 2021	Jul. 29, 2021	Jul. 20, 2021	Jul. 08, 2021	Jul. 06, 2021	Jun. 23, 2021	Jun. 20, 2021	Jun. 07, 2021	May 04, 2021	Apr. 30, 2021	Apr. 27, 2021	Apr. 26, 2021	Apr. 23, 2021	Mar. 05, 2021	Mar. 02, 2021	Feb. 24, 2021	Feb. 02, 2021	Jan. 25, 2021	Jul. 30, 2020	Feb. 19, 2020	Feb. 19, 2020	Sep. 26, 2019	Aug. 14, 2019	Aug. 08, 2019	Aug. 08, 2019	Apr. 05, 2019	Mar. 20, 2019	Mar. 20, 2019	Mar. 09, 2019	Mar. 20, 2018	Jan. 02, 2016	Feb. 16, 2009	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Aug. 08, 2020	Dec. 31, 2019	Mar. 08, 2019	Dec. 17, 2013
Class of Stock [Line Items]
Number of shares issued																												766,667	7,967,871				4,052,652
Share price																																	$ 0.0695	$ 0.0695
Proceeds from issuance of common stock																																												$ 1,000,000
Warrants to purchase up share																												1,000,000	8,000,000
Warrant exercise price per share																																										$ 0.001		$ 0.16
Stock issued during period, value																																	$ 281,659	$ 281,659										$ 1,000,000
Issuance of common stock in connection with cashless exercise																				786,280		70,786			9,941,623														10,000,000	3,816,522	10,000,000	10,000,000		9,000,000
Fair value of adjustments of warrants																																								$ 3,359,716		$ 2,599,066
Option granted, shares										500,000
Debt Instrument, Increase, Accrued Interest																																								$ 40,138	$ 24,485
Warrants term																																								5 years		5 years
Number of warrants cancelled																																								1,250,000
Preferred stock, shares authorized																																						Unlimited		Unlimited		Unlimited		Unlimited
Preferred stock, no par value																																						$ 0		$ 0		$ 0		$ 0
Contribution of capital																																									$ 17,495	$ 17,495
University Of Notre Dame [Member]
Class of Stock [Line Items]
Stock issued during period, value																																	38,500
Accounts payable																																	$ 243,159	$ 243,159
Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase up share															1,479,728						1,479,728
Warrant exercise price per share																					$ 0.06														$ 0.06					$ 0.001		$ 0.001		$ 0.001
Warrant expiration date																					Mar. 08, 2021														Mar. 08, 2021
Stock issued during period, value															$ 88,784						$ 88,784
Issuance of common stock in connection with cashless exercise																				2,000,000		200,000			10,000,000
Warrant [Member] | Common Stock Exercise Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase up share															1,479,728						1,479,728
6 Cent Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase up share																																													14,797,278
Warrant exercise price per share																																													$ 0.06
8 Cent Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase up share																																			7,398,639
Warrant exercise price per share																																			$ 0.08
Warrant One [Member]
Class of Stock [Line Items]
Warrants to purchase up share																					1,479,728
Warrant exercise price per share																					$ 0.06														$ 0.06					0.056		0.056		0.056
Warrant expiration date																					May 08, 2021														Mar. 08, 2022
Warrant Two [Member]
Class of Stock [Line Items]
Warrants to purchase up share																					1,479,728
Warrant exercise price per share																					$ 0.06														$ 0.08					0.04		0.04		0.04
Warrant expiration date																					Jul. 08, 2021														Mar. 08, 2022
Warrant Three [Member]
Class of Stock [Line Items]
Warrants to purchase up share																					1,479,728
Warrant exercise price per share																					$ 0.06														$ 0.08					0.06		0.06		0.06
Warrant expiration date																					Sep. 08, 2021														Mar. 08, 2023
Warrant Four [Member]
Class of Stock [Line Items]
Warrants to purchase up share																					1,479,727
Warrant exercise price per share																					$ 0.06																			$ 0.06		$ 0.06		$ 0.06
Warrant expiration date																					Nov. 08, 2021
Common Stock Warrants and Options [Member]
Class of Stock [Line Items]
Number of shares issued																								2,500,000			20,000,000			2,000,000
Share price										$ 0.116														$ 0.134		$ 0.115	$ 0.115			$ 0.2299	$ 0.2299						$ 0.001
Warrants to purchase up share										500,000																										600,000	6,000,000
Warrant exercise price per share																																				$ 0.001
Fair value of adjustments of warrants										$ 46,890																										$ 19,915	$ 142,526
Share based compensation, expense																																								$ 100,941
Expected dividends																														0.00%
Expected volatility																														105.73%
Expected term																														2 years
Risk free interest rate																														1.62%
Expected forfeitures																														0.00%
Fair value of options																								$ 310,165
Common stock warrants and options, description																								Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years
Option term																											20 years			2 years
Fair value of options																											$ 2,198,411			$ 267,574
Common stock warrants and options, description																											Options will be exercisable on February 19, 2025, and for a period of 15 years expiring on February 19, 2040			Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024						Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022
Share based compensation																																										$ 2,198,411		$ 267,574
Warrants term																																				4 years
Number of warrants cancelled																																600,000
Warrants cancelled amount																																$ 6,000
Common Stock Warrants and Options One [Member]
Class of Stock [Line Items]
Number of shares issued																											6,000,000
Share price																										$ 0.115	$ 0.115
Expected dividends										0.00%																0.00%	0.00%				0.00%
Expected volatility										130.18%																125.19%	125.19%				105.73%
Expected term										4 years																3 years	6 years				3 years
Risk free interest rate										0.37%																1.50%	1.46%				1.54%
Expected forfeitures										0.00%																0.00%	0.00%				0.00%
Fair value of options																											$ 626,047
Options description																											Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030
Option term																											10 years
Fair value of options																											$ 626,047
Common stock warrants and options, description																											Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030
Share based compensation																																										272,673
Common Stock Warrants and Options One [Member]
Class of Stock [Line Items]
Number of shares issued																														2,000,000
Share price																														$ 0.2299	$ 0.2299
Share based compensation, expense																	$ 217,715
Expected dividends																														0.00%
Expected volatility																														105.73%
Expected term																														2 years
Risk free interest rate																														1.62%
Expected forfeitures																														0.00%
Option term																														2 years
Fair value of options																														$ 267,574
Common stock warrants and options, description																														Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025
Share based compensation																																										161,568
Common Stock Warrants and Options [Member]
Class of Stock [Line Items]
Expected dividends										0.00%							0.00%						0.00%	0.00%		0.00%	0.00%				0.00%						0.00%
Expected volatility										130.18%							158.54%						112.00%	133.22%		125.19%	125.19%				105.73%						112.00%
Expected term										4 years							3 years						5 years	7 years		3 years	3 years				3 years						5 years
Risk free interest rate										0.37%							1.37%						0.18%	1.46%		1.56%	1.50%				1.54%						0.18%
Expected forfeitures										0.00%							0.00%						0.00%	0.00%		0.00%	0.00%				0.00%						0.00%
Common Stock Warrants and Options Two [Member]
Class of Stock [Line Items]
Number of shares issued																														2,000,000
Share price																														$ 0.2299	$ 0.2299
Share based compensation, expense																							$ 85
Expected dividends																														0.00%
Expected volatility																														105.73%
Expected term																														3 years
Risk free interest rate																														1.54%
Expected forfeitures																														0.00%
Fair value of options																														$ 291,842
Options description																														Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026
Option term																														3 years
Fair value of options																														$ 291,842
Common stock warrants and options, description																														Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026
Share based compensation																																										146,121
Common Stock Warrants And Options Three [Member]
Class of Stock [Line Items]
Number of shares issued																														1,000,000
Share price																														$ 0.2299	0.2299
Share based compensation, expense																																								85
Expected dividends																														0.00%
Expected volatility																														105.73%
Expected term																														2 years
Risk free interest rate																														1.62%
Expected forfeitures																														0.00%
Option term																														2 years
Fair value of options																														$ 118,874
Common stock warrants and options, description																														Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023
Share based compensation																																												118,874
Common Stock Warrants And Options Four [Member]
Class of Stock [Line Items]
Number of shares issued																														1,000,000
Share price																														$ 0.2299	0.2299
Share based compensation, expense																																								65,194
Expected dividends																														0.00%
Expected volatility																														105.73%
Expected term																														2 years
Risk free interest rate																														1.62%
Expected forfeitures																														0.00%
Option term																														2 years
Fair value of options																														$ 118,874
Common stock warrants and options, description																														Options will be exercisable on August 8, 2021, and for a period of 3 years expiring on August 8, 2024
Share based compensation																																												118,874
Common Stock Warrants And Options Five [Member]
Class of Stock [Line Items]
Number of shares issued																																											125,000
Share price																														$ 0.2299	0.2299
Share based compensation, expense																																								77,988
Expected dividends																														0.00%
Expected volatility																														105.73%
Expected term																														2 years
Risk free interest rate																														1.62%
Expected forfeitures																														0.00%
Option term																																											2 years
Fair value of options																																											$ 14,859
Common stock warrants and options, description																																											Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023
Share based compensation																																												14,859
Common Stock Warrants and Options Two [Member]
Class of Stock [Line Items]
Number of shares issued																											1,340,000
Share price																										$ 0.115	$ 0.115
Expected dividends																											0.00%			0.00%
Expected volatility																											125.19%			105.73%
Expected term																											6 years			3 years
Risk free interest rate																											1.46%			1.54%
Expected forfeitures																											0.00%			0.00%
Fair value of options																											$ 133,063
Options description																											Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027.
Options, cancelled, Intrinsic Value																																								$ 20,853
Options expirations in Period, shares																																								800,000
Option term																											7 years
Fair value of options																											$ 133,063
Common stock warrants and options, description																											Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027
Share based compensation																																										40,935
Common Stock Warrants And Options Six [Member]
Class of Stock [Line Items]
Number of shares issued																														125,000
Share price																														$ 0.2299	0.2299
Share based compensation, expense																																								$ 23,788
Expected dividends																														0.00%
Expected volatility																														105.73%
Expected term																														2 years
Risk free interest rate																														1.62%
Expected forfeitures																														0.00%
Option term																														2 years
Fair value of options																														$ 16,723
Common stock warrants and options, description																														Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025
Share based compensation																																										10,098
Common Stock Warrants and Options Seven [Member]
Class of Stock [Line Items]
Number of shares issued																														125,000
Share price																														$ 0.2299	0.2299
Share based compensation, expense																																								$ 51,816		9,133
Expected dividends																														0.00%
Expected volatility																														105.73%
Expected term																														3 years
Risk free interest rate																														1.54%
Expected forfeitures																														0.00%
Options description																														Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026. During the year ended December 31, 2020, the Company recorded $9,133, as an expense for options issued
Warrant Expense																					$ 12,751
Option term																														2 years
Fair value of options																														$ 18,240
Common stock warrants and options, description																														Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026
Share based compensation																																										9,133
Common Stock Warrants and Options Eight [Member]
Class of Stock [Line Items]
Number of shares issued																														125,000
Share price																														$ 0.2299	$ 0.2299
Fair value of adjustments of warrants																														$ 19,525
Expected dividends																														0.00%
Expected volatility																														105.73%
Expected term																														3 years
Risk free interest rate																														1.54%
Expected forfeitures																														0.00%
Options description																														Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2022. Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027. During the year ended December 31, 2020, the Company recorded $6,520, as an expense for options issued
Warrant Expense																					$ 9,103
Option term																														2 years
Fair value of options																														$ 19,525
Common stock warrants and options, description																														Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027
Share based compensation																																										$ 6,520
Common Stock [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	4,138,369	2,936,668	4,311,269		2,284,808	3,454,203	2,277,273	3,101,546	1,664,823		2,343,919	2,422,195	1,664,823	2,431,506		2,058,686		2,063,391	836,574
Debt Conversion, Converted Instrument, Amount	$ 250,000	$ 200,000	$ 250,000		$ 150,000	$ 200,000	$ 150,000	$ 200,000	$ 100,000		$ 200,000	$ 200,000	$ 100,000	$ 200,000		$ 250,000		$ 250,000	$ 100,000
Debt Instrument, Increase, Accrued Interest	$ 4,095	$ 2,630	$ 6,521		$ 3,082	$ 11,397	$ 6,904	$ 11,836	$ 60,822		$ 7,671	$ 10,247	$ 60,822	$ 25,644		3,630		$ 3,178	$ 1,644
Fair value of issued shares																$ 338,654
Common Stock And Warrants [Member]
Class of Stock [Line Items]
Number of shares issued																																			14,797,278
Common Stock Warrant And Options [Member]
Class of Stock [Line Items]
Warrants expenses																																												$ 19,915
Common Class A [Member]
Class of Stock [Line Items]
Number of shares issued				3,000,000
Stock issued during period, value				$ 242,100
Common stock, shares authorized																																						Unlimited		Unlimited		Unlimited		Unlimited
Common stock, no par value																																						$ 0		$ 0		$ 0		$ 0
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase up share																																													14,797,278
Common Class B [Member]
Class of Stock [Line Items]
Share price				$ 0.0807
Common stock, shares authorized																																						Unlimited		Unlimited		Unlimited		Unlimited
Common stock, no par value																																						$ 0		$ 0		$ 0		$ 0
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, no par value																																								$ 0		$ 0		$ 0		$ 0
Preferred stock, shares authorized																																														2
Chief Financial Officer [Member]
Class of Stock [Line Items]
Contribution of capital																																										$ 17,495
Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Number of shares issued																																			14,797,278
Share price																																			$ 0.06758
Proceeds from issuance of common stock																																			$ 1,000,000